Shareholder returns	12 Months Ended
Mar. 31, 2019
Shareholder returns
Shareholder returns

25.         Shareholder returns

In the year ended March 31, 2019 the Company bought back 37.8m ordinary shares at a total cost of approximately €561m  (€531.6m net of tax refund). This buy-back was equivalent to approximately 3.2% of the Company's issued share capital at March 31, 2019.  All of these repurchased ordinary shares were cancelled at March 31, 2019.

In the year ended March 31, 2018 the Company bought back 46.7m ordinary shares at a total cost of approximately €829m. This buy-back was equivalent to approximately 3.8% of the Company’s issued share capital at March 31, 2018. All of these repurchased ordinary shares were cancelled at March 31, 2018.

In the year ended March 31, 2017 the Company bought back 72.3m ordinary shares at a total cost of approximately €1,018m.  This is equivalent to approximately 5.6% of the Company’s issued share capital at March 31, 2017. All of these repurchased ordinary shares were cancelled at March 31, 2017.

As a result of the share buy-backs, in the year ended March 31, 2019, share capital decreased by 37.8m ordinary shares (46.7m ordinary shares in the year ended March 31, 2018) with a nominal value of €0.2m  (€0.3m in the year ended March 31, 2018) and the other undenominated capital reserve increased by a corresponding €0.2m  (€0.3m in the year ended March 31, 2018). The other undenominated capital reserve is required to be created under Irish law to preserve permanent capital in the Parent Company.